Post-Employment Benefits - Details of Principal Actuarial Assumptions (Detail)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Expected rate of salary increase	4.00%	4.00%
Discount rate for defined benefit obligations	3.90%	4.60%